DEAN WITTER PRECIOUS METALS AND MINERALS TRUST Two World Trade Center, New York, New York 10048 LETTER TO THE SHAREHOLDERS April 30, 1998

DEAR SHAREHOLDER:

The six-month period ended April 30, 1998, was an extremely difficult one for precious metals. As the period began, gold prices were at a 12-year low of $311.30 per ounce, down from their February 1996 peak of $414.70. In mid-January, prices declined to an 18-year low of $278.50 per ounce, but recovered at month-end to $301.85. For the remainder of the period, prices remained between $292 and $303, and closed at $306.80 per ounce.

In 1997, a number of factors combined to create this unfavorable environment, including concerns over the European central banks selling of gold reserves to meet European Economic and Monetary Union (EMU) requirements, producer hedging and speculative short selling (selling a security not owned by the seller to take advantage of an anticipated decline in the price). By the end of 1997, however, the motivation to sell gold reserves diminished, and gold's low price discouraged producer hedging and speculative short selling.

Despite EMU-related concerns, the World Gold Council reported that demand had reached record levels in 1997, up 15 percent from 1996 at 4,025 tons. India was the driving force behind the increase with a nine-month demand exceeding all of 1996. The strong demand kept the market in deficit, exceeding combined mine production and scrap by over 1,000 tons.

Currently, the gold market is showing some of the characteristics that led to the bull market of 1993. The similarities include depressed prices, record levels of demand and speculative shorting. Despite the events of the past year, we view gold as an undervalued asset that at current levels provides an attractive investment opportunity.

It appears that there is little to suggest that inflation is on the horizon. In the next few months, as lower Asian import prices work their way through the system, we believe it is possible that the U.S. economy may even reach a state of zero inflation. However, the possibility of a rise in inflationary pressures should not be ruled out. The strength of the dollar has helped neutralize cyclical inflationary pressure on producer prices.

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998, continued

Were it not for the strong dollar, the U.S. might otherwise have experienced some of the cyclical rise in inflation that typically occurs in an economy experiencing its seventh year of expansion with less than five percent unemployment. Should the dollar weaken, the effect on U.S. commodity prices could be dramatic, and the focus of traders could quickly go from disinflation to inflation. If this were the case, precious metal stocks are expected to perform well.

PERFORMANCE AND PORTFOLIO

For the six-month period ended April 30, 1998, the Fund's Class A, B, C and D shares had total returns of -4.23, -4.67, -4.53, -3.94 percent, respectively, versus 22.47 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and -4.37 percent for the Lipper Gold-Oriented Funds Index. Performance of the Fund's four share classes varies because of differing expenses. The Fund's performance reflected the generally poor environment of the precious metals market. We believe, however, that the environment is likely to improve as pessimism about the precious metals market abates. The Fund's key holdings include such high-quality positions as Euro-Nevada, Stillwater Mining, Barrick Gold, Placer Dome and Newmont Mining.

LOOKING AHEAD

The long-term outlook for precious metals appears promising. Demand is strong and production growth is slowing as high-cost mines are closing.

Future trends may depend on the market's perception of the outcome of EMU issues, particularly the role gold will play as a reserve for the new Euro currency. Much remains to be decided about gold's role in this process, and there is still no clear consensus on whether gold will benefit. Regardless, however, of what develops concerning EMU, we believe that the strong manufacturing demand, which is expected to continue, and the possible return of inflation may provide a favorable environment for gold investments.

We appreciate your support of Dean Witter Precious Metals and Minerals Trust and look forward to continuing to serve your investment objectives.

Sincerely,

/s/ Charles A. Fiumefreddo

Charles A. Fiumefreddo
Chairman of the Board

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited)

 NUMBER OF
 SHARES                                                                            VALUE
----------------------------------------------------------------------------- -------------
             COMMON STOCKS (88.9%)
             AUSTRALIA (15.3%)
             Gold Mining
   700,000   Acacia Resources Ltd.  .......................................... $ 1,095,369
   600,000   Delta Gold NL  ..................................................     880,451
   250,000   Great Central Mines Ltd.  .......................................     358,738
    25,000   Lihir Gold Ltd. (ADR)*  .........................................     878,125
   400,000   Newcrest Mining Ltd.*  ..........................................     727,216
 1,100,000   Normandy Mining Ltd.  ...........................................   1,221,333
   200,000   Rangers Minerals NL*  ...........................................     518,142
   800,000   Ross Mining NL  .................................................     472,690
                                                                              -------------
             TOTAL AUSTRALIA  ................................................   6,152,064
                                                                              -------------
             CANADA (42.9%)
             Diamonds
    95,000   Aber Resources Ltd.*  ...........................................   1,078,716
                                                                              -------------
             Gold
   135,000   Euro-Nevada Mining Corp.  .......................................   2,429,076
    50,000   Franco Nevada Mining Corp. Ltd. .................................   1,222,836
   200,000   Romarco Minerals, Inc.* .........................................     448,606
                                                                              -------------
                                                                                 4,100,518
                                                                              -------------
             Gold Mining
    85,000   Barrick Gold Corp. (ADR)  .......................................   1,907,187
   150,000   Cambior, Inc. (ADR)  ............................................   1,181,250
   350,000   Geomaque Explorations Ltd.*  ....................................     635,875
   175,000   Greenstone Resources Ltd.*  .....................................   1,063,867
   100,000   IAMGOLD* ........................................................     366,851
   250,000   Kinross Gold Corp.*  ............................................   1,144,225
   125,000   Placer Dome, Inc. (ADR)  ........................................   1,843,750
   125,000   Prime Resources Group, Inc. (ADR)* ..............................     947,697
   125,000   Repadre Capital Corp.*  .........................................     489,134
   100,000   Sutton Resources Ltd.*  .........................................     775,627
     5,000   Teck Corp. (B Shares)  ..........................................      73,021
    50,000   Teck Corp. (B Shares)(ADR)* .....................................     730,207
   550,000   Vengold Inc.* ...................................................     684,089
   200,000   Yamana Resources, Inc.*  ........................................     211,026
                                                                              -------------
                                                                                12,053,806
                                                                              -------------
             TOTAL CANADA  ...................................................  17,233,040
                                                                              -------------
             PERU (1.9%)
             Gold
             Compania de Minas
    50,000   Buenaventura S.A. (ADR)* ........................................     775,000
                                                                              -------------
             UNITED KINGDOM (2.9%)
             Metals & Mining
    20,000   Rio Tinto PLC (ADR)  ............................................   1,165,000
                                                                              -------------
             UNITED STATES (25.9%)
             Diamonds
    50,000   Lazare Kaplan International, Inc.* .............................. $   550,000
                                                                              -------------
             Gold Mining
    75,000   Ashanti Goldfield Company Ltd. (GDR) ............................     740,625
   150,000   Battle Mountain Gold Co. ........................................   1,078,125
   125,000   Crown Resources Corp.* ..........................................     531,250
    75,000   Freeport-McMoran Copper & Gold, Inc. (Class A)  .................   1,335,937
    65,000   Getchell Gold Corp.* ............................................   1,600,625
   200,000   Meridian Gold Inc.*  ............................................     787,500
    25,000   Newmont Gold Co.  ...............................................     809,375
    30,000   Newmont Mining Corp.  ...........................................     965,625
                                                                              -------------
                                                                                 7,849,062
                                                                              -------------
             Platinum & Palladium
    75,000   Stillwater Mining Co.*  .........................................   1,982,813
                                                                              -------------
             TOTAL UNITED STATES  ............................................  10,381,875
                                                                              -------------
             TOTAL COMMON STOCKS
             (Identified Cost $39,832,425)  ..................................  35,706,979
                                                                              -------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             SHORT-TERM INVESTMENTS (12.6%)
             U.S. GOVERNMENT AGENCY (a)(12.2%)
   $4,900    Federal Home Loan Mortgage Corp 5.45% due 05/01/98 (Amortized
             Cost $4,900,000) ................................................  4,900,000
                                                                              -------------
             REPURCHASE AGREEMENT (0.4%)
      180    The Bank of New York 5.50% due 05/01/98 (dated 04/30/98;
             proceeds $179,862)(b) (Identified Cost $179,835) ................    179,835
                                                                              -------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $5,079,835)  ...................................  5,079,835
                                                                              -------------

 TOTAL INVESTMENTS
 (Identified Cost $44,912,260)(c) .   101.5%     40,786,814
 LIABILITIES IN EXCESS OF OTHER
 ASSETS............................    (1.5)       (610,646)
                                   ----------  ------------
 NET ASSETS........................   100.0%    $40,176,168
                                   ==========  ============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

------------
ADR     American Depository Receipt.
GDR     Global Depository Receipt.
*       Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $183,229 Federal National Mortgage Association 6.07% due 04/24/03 valued at $183,431.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,913,486 and the aggregate gross unrealized depreciation is $6,038,932, resulting in net unrealized depreciation of $4,125,446.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1998:

 CONTRACTS           IN EXCHANGE              DELIVERY     UNREALIZED
 TO DELIVER              FOR                    DATE      DEPRECIATION
------------  ----------------------------- -----------  --------------
CAD   107,000         $74,836                 5/04/98       $(68)

Currency Abbreviations:
 CAD Canadian Dollar

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $44,912,260) ...........    $ 40,786,814
Receivable for:
  Shares of beneficial interest sold  ....         101,278
  Dividends ..............................          12,875
Prepaid expenses and other assets  .......          57,872
                                            --------------
  TOTAL ASSETS ...........................      40,958,839
                                            --------------
LIABILITIES:
Payable for:
  Shares of beneficial interest
   repurchased............................         535,175
  Investments purchased...................         191,268
  Plan of distribution fee ...............          30,627
  Investment management fee ..............          25,601
                                            --------------
  TOTAL LIABILITIES ......................         782,671
                                            --------------
  NET ASSETS .............................    $ 40,176,168
                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................    $ 60,218,159
Net unrealized depreciation ..............      (4,125,446)
Accumulated net investment loss ..........        (374,858)
Accumulated net realized loss ............     (15,541,687)
                                            --------------
  NET ASSETS .............................    $ 40,176,168
                                            ==============
CLASS A SHARES:
Net Assets................................         $59,547
Shares Outstanding (unlimited authorized,
 $.01 par value) .........................           9,068
  NET ASSET VALUE PER SHARE ..............           $6.57
                                            ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net
   asset value)...........................           $6.93
                                            ==============
CLASS B SHARES:
Net Assets................................     $36,367,758
Shares Outstanding (unlimited authorized,
 $.01 par value) .........................       5,569,461
  NET ASSET VALUE PER SHARE ..............           $6.53
                                            ==============
CLASS C SHARES:
Net Assets................................      $2,113,478
Shares Outstanding (unlimited authorized,
 $.01 par value) .........................         323,523
  NET ASSET VALUE PER SHARE ..............           $6.53
                                            ==============
CLASS D SHARES:
Net Assets................................      $1,635,385
Shares Outstanding (unlimited authorized,
 $.01 par value) .........................         248,266
  NET ASSET VALUE PER SHARE ..............           $6.59
                                            ==============

STATEMENT OF OPERATIONS
For the six months ended April 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $9,137 foreign
 withholding tax) .........................  $   145,274
Interest ..................................       86,951
                                            -------------
  TOTAL INCOME ............................      232,225
                                            -------------
EXPENSES
Plan of distribution fee (Class A shares)             39
Plan of distribution fee (Class B shares)        158,371
Plan of distribution fee (Class C shares)          3,698
Investment management fee .................      132,385
Registration fees .........................       51,679
Shareholder reports and notices ...........       28,307
Transfer agent fees and expenses ..........       22,453
Professional fees .........................        8,255
Custodian fees ............................        6,189
Trustees' fees and expenses ...............        2,918
Other .....................................        1,660
                                            -------------
  TOTAL EXPENSES ..........................      415,954
                                            -------------
  NET INVESTMENT LOSS .....................     (183,729)
                                            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
  Investments..............................   (5,205,153)
  Foreign exchange transactions............       (1,122)
                                            -------------
  NET LOSS ................................   (5,206,275)
                                            -------------
Net change in unrealized appreciation/depreciation on:
  Investments..............................    3,734,794
  Translation of other assets and
   liabilities denominated in foreign
   currencies .............................          135
                                            -------------
  NET APPRECIATION ........................    3,734,929
                                            -------------
  NET LOSS ................................   (1,471,346)
                                            -------------
NET DECREASE ..............................  $(1,655,075)
                                            =============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX     FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        APRIL 30, 1998  OCTOBER 31, 1997*
------------------------------------------------------  -------------- -----------------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................   $  (183,729)    $   (575,376)
Net realized loss .....................................    (5,206,275)      (9,101,223)
Net change in unrealized appreciation/depreciation  ...     3,734,929       (9,193,959)
                                                        -------------- -----------------
  NET DECREASE ........................................    (1,655,075)     (18,870,558)
                                                        -------------- -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class B shares ......................................        --             (656,572)
Net realized gain
  Class B shares ......................................        --           (3,712,483)
                                                        -------------- -----------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ...................        --           (4,369,055)
                                                        -------------- -----------------
Net increase from transactions in shares of beneficial
 interest..............................................     3,350,949          878,665
                                                        -------------- -----------------
  NET INCREASE (DECREASE) .............................     1,695,874      (22,360,948)
NET ASSETS:
Beginning of period....................................    38,480,294       60,841,242
                                                        -------------- -----------------
  END OF PERIOD
  (Including accumulated net investment losses of
  $374,858 and $191,129, respectively) ................   $40,176,168     $ 38,480,294
                                                        ============== =================

------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Precious Metals and Minerals Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund will attempt to achieve its investment objective by investing principally in the securities of foreign and domestic companies engaged in the exploration, mining, fabrication, processing, distribution or trading of precious metals and minerals or in companies engaged in financing, managing, controlling or operating companies engaged in these activities and also by investing a portion of its assets in gold, silver, platinum and palladium bullion and coins. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on August 6, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS-- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS-- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS-- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION-- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS-- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

F. FEDERAL INCOME TAX STATUS-- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS-- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of Class
C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,643,433 at April 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

$51,719 and $878, respectively and received approximately $2,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $6,094,592 and $5,348,496, respectively.

For the six months ended April 30, 1998, the Fund incurred $13,165 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At April 30, 1998, included in the Fund's payable for investments purchased was an unsettled trade with DWR for $116,500.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had a net capital loss carryover of approximately $10,239,000 available through October 31, 2005 to offset future capital gains to the extent provided by regulations.

At October 31, 1997, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                   FOR THE YEAR
                                                      MONTHS ENDED                       ENDED
                                                     APRIL 30, 1998                OCTOBER 31, 1997*
                                              ----------------------------- -------------------------------
                                  (UNAUDITED)
                                                  SHARES         AMOUNT         SHARES          AMOUNT
                                              ------------- --------------  -------------- ---------------
CLASS A SHARES
Sold.........................................       14,114    $     89,851          4,703    $      37,724
Redeemed.....................................       (9,749)        (63,278)        --              --
                                              ------------- --------------  -------------- ---------------
Net increase -Class A .......................        4,365          26,573          4,703           37,724
                                              ------------- --------------  -------------- ---------------
CLASS B SHARES
Sold.........................................    7,323,992      42,753,041     12,331,939      111,539,261
Reinvestment of dividends and distributions         --             --             402,436        4,004,238
Redeemed.....................................   (7,300,815)    (42,488,358)   (12,648,999)    (115,262,441)
                                              ------------- --------------  -------------- ---------------
Net increase -Class B........................       23,177         264,683         85,376          281,058
                                              ------------- --------------  -------------- ---------------
CLASS C SHARES
Sold.........................................      378,679       2,306,016         95,151          732,145
Redeemed.....................................     (124,565)       (674,961)       (25,742)        (182,272)
                                              ------------- --------------  -------------- ---------------
Net increase -Class C........................      254,114       1,631,055         69,409          549,873
                                              ------------- --------------  -------------- ---------------
CLASS D SHARES
Sold.........................................      296,655       1,715,109          1,259           10,010
Redeemed.....................................      (49,648)       (286,471)        --              --
                                              ------------- --------------  -------------- ---------------
Net increase -Class D........................      247,007       1,428,638          1,259           10,010
                                              ------------- --------------  -------------- ---------------
Net increase in Fund.........................      528,663    $  3,350,949        160,747    $     878,665
                                              ============= ==============  ============== ===============

------------

* For Class A, C, and D, for the period July 28, 1997 (issue date) through October 31, 1997.

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------------------
                                           FOR THE SIX
                                           MONTHS ENDED
                                            APRIL 30,
                                              1998++        1997*++        1996         1995        1994        1993
---------------------------------------  --------------- ------------  ----------- ------------  ---------- -----------
                                           (UNAUDITED)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...      $ 6.85        $ 11.14       $ 9.77      $ 11.45      $10.80      $ 7.87
                                         --------------- ------------  ----------- ------------  ---------- -----------
Net investment loss.....................       (0.03)         (0.10)       (0.10)       (0.08)      (0.06)      (0.04)
Net realized and unrealized gain
 (loss).................................       (0.29)         (3.35)        1.66        (1.38)       0.73        2.97
                                         --------------- ------------  ----------- ------------  ---------- -----------
Total from investment operations .......       (0.32)         (3.45)        1.56        (1.46)       0.67        2.93
                                         --------------- ------------  ----------- ------------  ---------- -----------
Less dividends and distributions from:
  Net investment income.................        --            (0.13)        --           --          --          --
  Net realized gain.....................        --            (0.71)       (0.19)       (0.22)      (0.02)       --
                                         --------------- ------------  ----------- ------------  ---------- -----------
Total dividends and distributions  .....        --            (0.84)       (0.19)       (0.22)      (0.02)       --
                                         --------------- ------------  ----------- ------------  ---------- -----------
Net asset value, end of period..........      $ 6.53        $  6.85       $11.14      $  9.77      $11.45      $10.80
                                         =============== ============  =========== ============  ========== ===========
TOTAL INVESTMENT RETURN+................       (4.67)%(1)    (33.29)%      15.93 %     (12.78)%      6.18 %     37.23 %
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        2.53 %(2)      2.36 %       2.27 %       2.29 %      2.28 %      2.79 %
Net investment loss.....................       (1.15)%(2)     (1.13)%      (0.84)%      (0.70)%     (0.87)%     (1.07)%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $36,368        $37,964      $60,841      $55,448      $73,444     $45,204
Portfolio turnover rate ................          17 %(1)        53 %         46 %         23 %        46 %        25 %
Average commission rate paid ...........     $0.0191        $0.0245      $0.0217         --          --          --

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS, continued

                                                           FOR THE PERIOD
                                           FOR THE SIX     JULY 28, 1997*
                                           MONTHS ENDED        THROUGH
                                            APRIL 30,        OCTOBER 31,
                                              1998++           1997++
---------------------------------------  --------------- -----------------
                                           (UNAUDITED)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..      $ 6.86           $  7.95
                                         --------------- -----------------
Net investment loss.....................       (0.01)             --
Net realized and unrealized loss  ......       (0.28)            (1.09)
                                         --------------- -----------------
Total from investment operations .......       (0.29)            (1.09)
                                         --------------- -----------------
Net asset value, end of period..........      $ 6.57           $  6.86
                                         =============== =================
TOTAL INVESTMENT RETURN+ ...............       (4.23)%(1)       (13.71)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        1.74 %(2)         1.61 %(2)
Net investment loss.....................       (0.28)%(2)        (0.08)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $   60           $    32
Portfolio turnover rate.................          17 %(1)           53 %
Average commission rate paid............     $0.0191           $0.0245
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...      $ 6.84           $  7.95
                                         --------------- -----------------
Net investment loss.....................       (0.03)            (0.02)
Net realized and unrealized loss  ......       (0.28)            (1.09)
                                         --------------- -----------------
Total from investment operations  ......       (0.31)            (1.11)
                                         --------------- -----------------
Net asset value, end of period..........      $ 6.53           $  6.84
                                         =============== =================
TOTAL INVESTMENT RETURN+................       (4.53)%(1)       (13.96)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        2.57 %(2)         2.37 %(2)
Net investment loss.....................       (1.13)%(2)        (0.79)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $2,113              $475
Portfolio turnover rate.................          17 %(1)           53 %
Average commission rate paid............     $0.0191           $0.0245

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS, continued

                                                           FOR THE PERIOD
                                           FOR THE SIX     JULY 28, 1997*
                                           MONTHS ENDED        THROUGH
                                            APRIL 30,        OCTOBER 31,
                                              1998++           1997++
---------------------------------------  --------------- -----------------
                                           (UNAUDITED)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ..      $ 6.86           $  7.95
                                         --------------- -----------------
Net investment income ..................        0.02              --
Net realized and unrealized loss  ......       (0.29)            (1.09)
                                         --------------- -----------------
Total from investment operations  ......       (0.27)            (1.09)
                                         --------------- -----------------
Net asset value, end of period..........      $ 6.59           $  6.86
                                         =============== =================
TOTAL INVESTMENT RETURN+................       (3.94)%(1)       (13.71)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        1.55 %(2)         1.35 %(2)
Net investment income...................        0.69 %(2)         0.22 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $1,635                $9
Portfolio turnover rate.................          17 %(1)           53 %
Average commission rate paid............     $0.0191           $0.0245

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Robert Rossetti
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
PRECIOUS METALS
AND MINERALS TRUST


SEMI ANNUAL REPORT
APRIL 30, 1998